VALUE OF CHARTER PARTY CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Value of favorable charter party contracts
The value of charter-out contracts is summarized as follows:

(in thousands of $)	2018	2017	2016
Opening balance	53,686	76,099	103,376
Acquired time charter contracts from Quintana	—	(3,080)	—
Amortization charge	(18,733)	(19,333)	(27,277)
Total	34,953	53,686	76,099
Less: current portion	(18,732)	(18,732)	(22,413)
Non-current portion	16,221	34,954	53,686

Schedule of amortization of favorable charter party contracts	The value of charter-out contracts will be amortized as follows:

(in thousands of $)
2019	18,732
2020	12,148
2021	4,073
Thereafter	—
34,953

Value of unfavorable charter party contracts
The value of charter-in contracts is summarized as follows:

(in thousands of $)	2018	2017	2016
Opening balance	4,798	5,470	6,144
Amortization charge	(672)	(672)	(674)
Total	4,126	4,798	5,470
Less: current portion	(672)	(672)	(672)
Non-current portion	3,454	4,126	4,798

Schedule of amortization of unfavorable charter party contracts	The value of unfavorable charter-in contracts will be amortized as follows:

(in thousands of $)
2019	672
2020	674
2021	672
2022	672
2023	672
Thereafter	764
4,126